Income taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income taxes
Income taxes
The provision for income taxes in the consolidated statements of operations represents an effective tax rate different than the Canadian enacted statutory rate of 26.5% (2016 - 26.5%). The differences are as follows:

	2017	2016
Expected income tax expense at Canadian statutory rate	$59,907	$34,317
Increase (decrease) resulting from:
Effect of differences in tax rates on transactions in and within foreign jurisdictions and change in tax rates	(27,671)	(11,363)
Non-controlling interests share of income	24,708	13,973
Allowance for equity funds used during construction	(1,029)	(1,100)
Capital gain rate differential	(919)	(3,612)
Goodwill divestiture and permanent basis differences associated with Mountain Water condemnation	7,059	—
Non-deductible acquisition costs	18,091	1,996
Change in valuation allowance	(1,304)	2,841
Tax credits	(8,162)	(477)
Adjustment relating to prior periods	(30)	(711)
U.S. tax reform	22,390	—
Other	2,154	1,272
Income tax expense	$95,194	$37,136

On December 22, 2017, the US Tax Cuts and Jobs Act of 2017 (the Act) was signed into legislation. The Act includes a broad range of legislative changes including a reduction of the US federal corporate income tax rate from 35% to 21% effective January 1, 2018, limitations on the deductibility of interest and 100% expensing of qualified property. The Act provides an exemption to regulated utilities from the limitations on the deductibility of interest and also does not permit regulated utilities to immediately expense 100% of the cost of new investments in qualified property.

20.	Income taxes (continued)
As a result of the Act being enacted during 2017, the Company is required to revalue its United States deferred income tax assets and liabilities based on the rates they are expected to reverse at in the future, which is generally 21% for U.S. federal tax purposes. The company was able to make reasonable estimates of the impact of the Act and has recorded provisional amounts for the remeasurement of deferred taxes. The Company has recognized a provisional charge to income tax expense of $22,390 in 2017 as a result of the revaluation of its U.S. non-regulated net deferred income tax assets. The Company has also reduced its regulated net deferred income tax liabilities by a provisional amount of $411,409 and recorded an equivalent increase to net regulatory liability since the benefit of lower U.S. taxes is probable of being returned to customers by order of the applicable regulator.
The Company is still analyzing certain aspects of the Act, which could potentially affect the measurement of these balances or potentially give rise to new deferred tax amounts. Further adjustments, if any, will be recorded by the Company during the measurement period in 2018 as permitted by SEC Staff Accounting Bulletin 118, Income tax Accounting Implications of the Tax Cuts and Jobs Act.
For the years ended December 31, 2017 and 2016, earnings from continuing operations before income taxes consist of the following:

	2017	2016
Canadian operations	$(3,269)	$29
U.S. operations	229,309	129,481
	$226,040	$129,510

Income tax expense (recovery) attributable to income (loss) consists of:

	Current	Deferred	Total
Year ended December 31, 2017
Canada	$4,277	$(18,390)	$(14,113)
United States	5,631	103,676	109,307
	$9,908	$85,286	$95,194
Year ended December 31, 2016
Canada	$7,533	$(10,501)	$(2,968)
United States	928	39,176	40,104
	$8,461	$28,675	$37,136

20.	Income taxes (continued)
The tax effect of temporary differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2017 and 2016 are presented below:

	2017	2016
Deferred tax assets:
Non-capital loss, investment tax credits, currently non-deductible interest expenses, and financing costs	$412,327	$459,436
Pension and OPEB	54,744	57,751
Acquisition-related costs	2,008	3,612
Environmental obligation	18,570	25,683
Reserves and other non-deductible costs	38,453	11,390
Regulatory liabilities	193,942	76,315
Other	20,555	14,374
Total deferred income tax assets	740,599	648,561
Less valuation allowance	(15,486)	(21,656)
Total deferred tax assets	725,113	626,905
Deferred tax liabilities:
Property, plant and equipment	(838,110)	(562,124)
Intangible assets	(8,067)	(8,035)
Outside basis in partnership	(157,463)	(187,717)
Regulatory accounts	(143,090)	(108,506)
Financial derivatives	(1,230)	(17,649)
Other	—	(1,008)
Total deferred tax liabilities	(1,147,960)	(885,039)
Net deferred tax liabilities	$(422,847)	$(258,134)
Consolidated Balance Sheets Classification:
Deferred tax assets	$76,972	$30,005
Deferred tax liabilities	(499,819)	$(288,139)
Net deferred tax liabilities	$(422,847)	$(258,134)

The valuation allowance for deferred tax assets as at December 31, 2017 was $15,486 (2016 - $21,656). The valuation allowance primarily relates to operating losses that, in the judgment of management, are not more likely than not to be realized. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carryback and carryforward periods), projected future taxable income, and tax-planning strategies in making this assessment.
As of December 31, 2017, the Company had non-capital losses carried forward available to reduce future year’s taxable income, which expire as follows:

Year of expiry	Non-capital loss carryforwards
2020 and onwards	$1,247,448

The Company has provided for deferred income taxes for the estimated tax cost of distributed earnings of its subsidiaries. Deferred income taxes have not been provided on approximately $188,348 of undistributed earnings of certain foreign subsidiaries, as the Company has concluded that such earnings are indefinitely reinvested and should not give rise to additional tax liabilities. A determination of the amount of the unrecognized tax liability relating to the remittance of such undistributed earnings is not practicable.